Investments in Equity Affiliates	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN EQUITY AFFILIATES [Abstract]
Investments in Equity Affiliates Disclosure

8. INVESTMENTS IN EQUITY AFFILIATES

In August 2011, the Company disposed of an 80% equity interest to related parties and a then employee of the Company, and retained a 20% equity interest in Yisheng (Note 2(1)(a)). The Company evaluated its remaining interest in Yisheng under relevant guidance in ASC 810 and ASC 323, pertaining to consolidation and equity method accounting, respectively. The Company determined that it does not have a controlling financial interest in the investee, but rather possesses significant influence. Accordingly, the Company has accounted for this investment under the equity method. The investment was recorded based on the interest percentage of Yisheng’s equity fair value after reflecting a capital contribution by Shanda to Yisheng. As of December 31, 2012, the investment in Yisheng had been reduced to nil as a result of the Group’s equity share of losses and after giving effect to the impact of foreign currency translation.

	December 31, 2010	Equity Investment	Share of loss	Foreign currency translation	December 31, 2011

Equity interest in Yisheng	—	522,252	(263,313)	(3,658)	255,281

	December 31, 2011	Share of loss	Foreign currency translation	December 31, 2012

Equity interest in Yisheng	255,281	(252,585)	(2,696)	—